ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended
	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Date of Incorporation	Apr. 30, 2012
Common stock, shares outstanding	34,383,109	15,903,948	15,433,445
Stock Split Ratio	2.4
Exchange Agreement
Common stock, shares outstanding	27,083,493
Shares Issued	19,959,970
Warrants Issued	1,133,813
Warrants, Exercise Price | $ / shares	$ 1.02
Warrants, Maturity Date	Jun. 24, 2018